UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      275,314
                                         --------------
                                         (In Thousands)


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LABS                  COM             002824100    13216   205000 SH       SOLE                 205000      0    0
AMERICAN RLTY CAP TR INC     COM             02917L101     1092   100000 SH       SOLE                 100000      0    0
AMYLIN PHARMACEUTICALS INC   COM             032346108     6909   245000 SH       SOLE                 245000      0    0
ANCESTRY COM INC             COM             032803108     1146    41622 SH       SOLE                  41622      0    0
ARIBA INC                    COM NEW         04033V203    15666   350000 SH  CALL SOLE                 350000      0    0
AVIS BUDGET GROUP            COM             053774105     6080   400000 SH  CALL SOLE                 400000      0    0
BEAM INC                     COM             073730103    11748   188000 SH       SOLE                 188000      0    0
CHESAPEAKE ENERGY CORP       COM             165167107     9300   500000 SH  PUT  SOLE                 500000      0    0
CORRECTIONS CORP AMER NEW    COM NEW         22025Y407     5890   200000 SH  CALL SOLE                 200000      0    0
CYTEC INDS INC               COM             232820100    10027   171000 SH       SOLE                 171000      0    0
DISH NETWORK CORP            CL A            25470M109     7263   254400 SH       SOLE                 254400      0    0
DUKE ENERGY CORP NEW         COM             26441C105    47774  2071725 SH       SOLE                2071725      0    0
HUMAN GENOME SCIENCES INC    COM             444903108    11069   843000 SH       SOLE                 843000      0    0
KINDER MORGAN INC DEL        W EXP 05/25/201 49456B119      864   400000 SH       SOLE                 400000      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A   53071M104     5333   300000 SH       SOLE                 300000      0    0
PHILLIPS 66                  COM             718546104     3324   100000 SH  CALL SOLE                 100000      0    0
QUEST SOFTWARE INC           COM             74834T103    22695   816075 SH       SOLE                 816075      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    19579   295000 SH  PUT  SOLE                 295000      0    0
SELECT SECTOR SPDR TR        SBI MATERIALS   81369Y100     5294   150000 SH  PUT  SOLE                 150000      0    0
SPDR S&P 500 ETF TR          TR UNIT         78462F103    34026   250000 SH  PUT  SOLE                 250000      0    0
SUNOCO INC                   COM             86764P109     9500   200000 SH  CALL SOLE                 200000      0    0
TEXTRON INC                  COM             883203101    13355   537000 SH       SOLE                 537000      0    0
TYCO INTERNATIONAL LTD       SHS             H89128104    14164   268000 SH       SOLE                 268000      0    0


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